Equity affiliates, other investments and related parties - Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Joint Ventures
Non current assets	$ 182,322	$ 186,453	$ 188,029
Cash and cash equivalents	21,342	31,268	27,352	$ 27,907
TOTAL ASSETS	293,458	266,132	273,294
Shareholder's equity	114,999	106,085	119,305	$ 118,114
Financial debt	49,512	60,203	47,773
Current borrowings	15,035	17,099	14,819
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	293,458	266,132	273,294
Revenues from sales	184,634	119,704	176,249
Income taxes	(9,587)	(318)	(5,872)
NET INCOME	16,366	(7,336)	11,438
Other comprehensive income	(1,446)	1,230	(781)
Equity value	26,521	22,847	23,123
Profit/(loss)	3,438	452	3,406
Share of Other Comprehensive Income, net amount	706	(1,831)	408
Liquefaction entities | Integrated Gas, Renewables and Power
Joint Ventures
Non current assets	66,924	70,425	70,279
Current assets excluding cash and cash equivalents	2,912	1,513	1,866
Cash and cash equivalents	2,312	1,834	1,678
TOTAL ASSETS	72,148	73,772	73,823
Shareholder's equity	9,956	4,433	7,151
Other non current liabilities	8,205	8,259	6,864
Financial debt	50,920	58,128	56,379
Other current liabilities	3,067	2,952	3,429
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	72,148	73,772	73,823
Revenues from sales	14,380	8,543	9,240
Depreciation and depletion of tangible assets and mineral interests	(3,058)	(3,130)	(3,040)
Interest income		2	5
Interest expense	(2,599)	(2,972)	(2,993)
Income taxes	(1,448)	77	(270)
NET INCOME	5,600	(2,399)	383
Other comprehensive income	323	(323)	(429)
Equity value	2,725	1,602	2,318
Including goodwill and identifiable assets	502	546	660
Profit/(loss)	1,119	(633)	(19)
Share of Other Comprehensive Income, net amount	84	(84)	(112)
Dividends paid to TotalEnergies	$ 81
Yamal LNG | Integrated Gas, Renewables and Power
Joint Ventures
% owned	20.02%
Ichthys LNG PTY Limited | Integrated Gas, Renewables and Power
Joint Ventures
% owned	26.00%
Hanwha Total Petrochemical Co. Limited | Refining & Chemicals
Joint Ventures
Non current assets	$ 4,443	4,664	4,310
Current assets excluding cash and cash equivalents	2,117	1,575	1,842
Cash and cash equivalents	151	303	322
TOTAL ASSETS	6,711	6,542	6,474
Shareholder's equity	3,538	3,443	3,319
Other non current liabilities	164	167	150
Financial debt	1,241	1,703	1,761
Other current liabilities	1,055	583	756
Current borrowings	713	646	488
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	6,711	6,542	6,474
Revenues from sales	8,600	5,734	8,437
Depreciation and depletion of tangible assets and mineral interests	(312)	(278)	(256)
Interest expense	(44)	(2)	(14)
Income taxes	(222)	(69)	(124)
NET INCOME	620	133	302
Other comprehensive income	$ (308)	$ 194	$ (116)
% owned	50.00%	50.00%	50.00%
Equity value	$ 1,769	$ 1,721	$ 1,660
Profit/(loss)	310	67	150
Share of Other Comprehensive Income, net amount	(150)	87	(68)
Dividends paid to TotalEnergies	$ 109	$ 102	$ 200